LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Automobiles & Components	1.3%
BorgWarner, Inc.		15,000	$605,550
Banks	0.7%
Citigroup, Inc.		7,800	320,814
Capital Goods	3.5%
Cummins, Inc.		6,150	1,405,029
Stanley Black & Decker, Inc.		2,500	208,950
			1,613,979
Consumer Durables & Apparel	0.2%
NIKE, Inc., Class B		1,000	95,620
Consumer Services	0.6%
McDonald's Corp.		1,000	263,440
Diversified Financials	1.5%
CME Group, Inc.		2,000	400,440
Goldman Sachs Group (The), Inc.		900	291,213
			691,653
Energy	4.9%
ConocoPhillips		7,000	838,600
EOG Resources, Inc.		10,800	1,369,008
			2,207,608
Food & Staples Retailing	4.3%
Costco Wholesale Corp.		3,500	1,977,360
Health Care Equipment & Services	9.4%
Baxter International, Inc.		6,000	226,440
HCA Healthcare, Inc.		5,800	1,426,684
Humana, Inc.		1,500	729,780
McKesson Corp.		800	347,880
UnitedHealth Group, Inc.		3,092	1,558,955
			4,289,739
Household & Personal Products	2.2%
Procter & Gamble (The) Co.		6,900	1,006,434
Insurance	6.8%
Aflac, Inc.		18,500	1,419,875
Progressive (The) Corp.		12,000	1,671,600
			3,091,475
Materials	2.8%
Air Products and Chemicals, Inc.		650	184,210
Freeport-McMoRan, Inc.		10,000	372,900
LyondellBasell Industries N.V., Class A		6,000	568,200
Newmont Corp.		3,500	129,325
			1,254,635
Media & Entertainment	8.0%
Alphabet, Inc., Class A(a)		14,400	1,884,384
Comcast Corp., Class A		35,900	1,591,806
Fox Corp., Class A		5,000	156,000
			3,632,190
0

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
Pharmaceuticals, Biotech & Life Sciences	4.0%
AbbVie, Inc.		8,500	$1,267,010
Bristol-Myers Squibb Co.		9,700	562,988
			1,829,998
Real Estate	2.2%
American Tower Corp.		2,000	328,900
Simon Property Group, Inc.		6,137	662,980
			991,880
Retailing	7.4%
Best Buy Co., Inc.		9,000	625,230
Home Depot (The), Inc.		4,200	1,269,072
Lowe's Cos., Inc.		6,000	1,247,040
Target Corp.		2,000	221,140
			3,362,482
Semiconductors & Semiconductor Equipment	12.5%
Broadcom, Inc.		2,250	1,868,805
Intel Corp.		10,000	355,500
KLA Corp.		1,500	687,990
Microchip Technology, Inc.		20,800	1,623,440
NVIDIA Corp.		2,500	1,087,475
Texas Instruments, Inc.		400	63,604
			5,686,814
Software & Services	12.2%
Accenture PLC, Class A		5,000	1,535,550
Intuit, Inc.		1,000	510,940
Mastercard, Inc., Class A		4,200	1,662,822
Microsoft Corp.		5,750	1,815,563
			5,524,875
Technology Hardware & Equipment	5.7%
Apple, Inc.		10,500	1,797,705
Cisco Systems, Inc.		4,500	241,920
Motorola Solutions, Inc.		2,000	544,480
			2,584,105
Telecommunication Services	0.5%
Verizon Communications, Inc.		7,000	226,870
Transportation	4.6%
CSX Corp.		48,000	1,476,000
FedEx Corp.		2,400	635,808
			2,111,808
Utilities	1.5%
NextEra Energy, Inc.		11,700	670,293
TOTAL COMMON STOCKS (Cost $28,882,956)			44,039,622

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.2%
Northern Institutional Treasury Portfolio, Premier Class, 5.20%*		1,450,279	$1,450,279
TOTAL INVESTMENT COMPANIES (Cost $1,450,279)			1,450,279
TOTAL INVESTMENTS (Cost $ 30,333,235)	100.0%		$45,489,901
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(17,828)
Net Assets	100.0%		$45,472,073

*	The rate presented is the 7-day effective yield in effect at September 30, 2023.
(a)	Non-income producing security.